As filed with the Securities and Exchange Commission on May 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.37%

	Air Delivery & Freight Services - 2.14%
5,800	FedEx Corp.	$768,848

	Asset Management - 2.53%
2,890	BlackRock, Inc.	908,847

	Auto Manufacturers - Major - 2.53%
26,400	General Motors Co.	908,688

	Beverages - Soft Drinks - 3.40%
31,500	The Coca-Cola Company	1,217,790

	Biotechnology - 2.75%
8,000	Amgen, Inc.	986,720

	Business Services - 2.40%
3,990	Visa, Inc. - Class A	861,281

	Catalog & Mail Order Houses - 1.74%
1,850	Amazon.com, Inc.*	622,562

	Conglomerates - 2.40%
33,200	General Electric Co.	859,548

	Credit Services - 3.06%
14,200	Capital One Financial Corp.	1,095,672

	Discount, Variety Stores - 2.31%
7,400	Costco Wholesale Corp.	826,432

	Diversified Machinery - 2.02%
12,300	Generac Holdings, Inc.*	725,331

	Drug Delivery - 2.57%
7,000	Valeant Pharmaceuticals International, Inc.*#	922,810

	Drug Manufacturers - 2.30%
8,400	Johnson & Johnson	825,132

	Drugs - Generic - 0.21%
1,200	Mallinckrodt PLC*#	76,092

	Education & Training Services - 2.55%
26,700	Apollo Group, Inc. - Class A*	914,208

	Electric Utilities - 2.65%
45,500	Calpine Corp.*	951,405

	Health Care Plans - 2.89%
13,800	Express Scripts Holding Co.*	1,036,242

	Independent Oil & Gas - 1.53%
2,800	EOG Resources, Inc.	549,276

	Industrial Electrical Equipment - 3.17%
15,130	Eaton Corp. PLC#	1,136,566

	Internet Information Providers - 4.61%
7,300	Facebook, Inc. - Class A*	439,752
1,090	Google, Inc. - Class A*	1,214,816
		1,654,568

	Major Integrated Oil & Gas - 1.89%
7,100	Occidental Petroleum Corp.	676,559

	Medical Appliances & Equipment - 2.55%
23,700	Abbott Laboratories	912,687

	Medical Instruments & Supplies - 1.97%
9,600	Covidien PLC#	707,136

	Money Center Banks - 3.94%
28,400	Wells Fargo & Co.	1,412,616

	Oil & Gas Equipment & Services - 2.71%
12,500	National Oilwell Varco, Inc.	973,375

	Personal Computers - 5.24%
3,500	Apple, Inc.	1,878,590

	Personal Products - 5.56%
8,400	Procter & Gamble Co.	677,040
30,800	Unilever PLC - ADR	1,317,624
		1,994,664

	Processed & Packaged Goods - 2.89%
12,400	PepsiCo, Inc.	1,035,400

	Railroads - 2.56%
31,700	CSX Corp.	918,349

	Real Estate Development - 5.33%
46,800	Brookfield Asset Manangement, Inc. - Class A#	1,911,780

	Restaurants - 2.49%
9,100	McDonald's Corp.	892,073

	Semiconductor - Integrated Circuits - 3.89%
17,700	Qualcomm, Inc.	1,395,822

	Telecommunication Services/Domestic - 3.59%
36,700	AT&T, Inc.	1,287,069

	Total Common Stocks (Cost $24,418,921)	33,844,138

	SHORT-TERM INVESTMENTS - 5.79%
2,078,105	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $2,078,105)	2,078,105
	Total Investments in Securities (Cost $26,497,026) - 100.16%	35,922,243
	Liabilities in Excess of Other Assets - (0.16)%	(57,583)
	Net Assets - 100.00%	$35,864,660

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield as of March 31, 2014.
ADR -	American Depository Receipt

C Tactical Dynamic Fund
Schedule of Investments
at March 31, 2014 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 99.23%

	Developed Markets - 23.23%
18,893	iShares MSCI Australia ETF	$488,762
14,363	iShares MSCI Belgium Capped ETF	249,342
16,638	iShares MSCI France ETF	485,996
14,081	iShares MSCI Germany ETF	441,439
12,020	iShares MSCI Hong Kong ETF	237,635
5,982	iShares MSCI Ireland Capped ETF	235,033
14,216	iShares MSCI Italy Capped ETF	251,765
77,872	iShares MSCI Japan ETF	882,290
11,584	iShares MSCI Netherlands ETF	302,458
7,426	iShares MSCI Spain Capped ETF	302,981
8,700	iShares MSCI Sweden ETF	318,420
14,489	iShares MSCI Switzerland Capped ETF	497,552
43,756	iShares MSCI United Kingdom ETF	900,936
		5,594,609

	Emerging Markets - 5.24%
18,764	iShares MSCI India ETF	495,933
5,075	iShares MSCI Israel Capped ETF	267,960
9,346	iShares MSCI Indonesia ETF	258,323
3,310	iShares MSCI Thailand Capped ETF	240,637
		1,262,853

	Global Natural Resources - 17.44%
20,665	Global X Silvers Miners ETF	264,305
20,716	iShares Global Energy ETF	906,739
4,590	iShares U.S. Oil Equipment & Services ETF	313,772
7,245	iShares U.S. Oil & Gas Exploration & Production ETF	616,260
27,793	Market Vectors Agribusiness ETF	1,510,828
11,364	Market Vectors Gold Miners ETF	268,190
13,090	PowerShares Global Water Portfolio	318,218
		4,198,312

	Treasuries/Investment Grade Bonds - 28.06%
58,279	iShares 1-3 Year Treasury Bond ETF	4,921,662
33,936	Schwab Short-Term U.S. Treasury ETF	1,715,465
1,968	Vanguard Short-Term Government Bond ETF	119,772
		6,756,899

	U.S. Equity Sectors - 25.26%
13,844	Consumer Staples Select Sector SPDR Fund	596,123
7,000	Energy Select Sector SPDR Fund	623,420
4,977	iShares U.S. Consumer Services ETF	598,808
7,515	iShares U.S. Financials ETF	614,426
4,862	iShares U.S. Healthcare ETF	598,172
6,014	iShares U.S. Industrials ETF	605,069
6,597	iShares U.S. Technology ETF	600,723
20,579	iShares U.S. Telecommunications ETF	616,958
5,921	iShares U.S. Utilities ETF	616,909
12,939	Materials Select Sector SPDR Trust	611,756
		6,082,364

	Total Exchange-Traded Funds (Cost $21,630,048)	23,895,037

	SHORT-TERM INVESTMENTS - 1.10%
265,447	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $265,447)	265,447
	Total Investments in Securities (Cost $21,895,495) - 100.33%	24,160,484
	Liabilities in Excess of Other Assets - (0.33)%	(80,434)
	Net Assets - 100.00%	$24,080,050

†	Rate shown is the 7-day annualized yield as of March 31, 2014.
ETF -	Exchange-Traded Fund

Capital Advisors Growth Fund
C Tactical Dynamic Fund
Notes to Schedule of Investments
March 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s and the C Tactical Dynamic Fund’s (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2014:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,199,210	$-	$-	$2,199,210
Conglomerates	859,548	-	-	859,548
Consumer Goods	5,156,542	-	-	5,156,542
Financial	5,328,915	-	-	5,328,915
Healthcare	5,466,819	-	-	5,466,819
Industrial Goods	1,861,897	-	-	1,861,897
Services	5,803,753	-	-	5,803,753
Technology	6,216,049	-	-	6,216,049
Utilities	951,405	-	-	951,405
Total Common Stocks	33,844,138	-	-	33,844,138
Short-Term Investments	2,078,105	-	-	2,078,105
Total Investments in Securities	$35,922,243	$-	$-	$35,922,243

C Tactical Dynamic Fund

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$23,895,037	$-	$-	$23,895,037
Short-Term Investments	265,447	-	-	265,447
Total Investments in Securities	$24,160,484	$-	$-	$24,160,484

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at March 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended March 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$26,497,026

Gross unrealized appreciation	$9,461,543
Gross unrealized depreciation	(36,326)
Net unrealized appreciation	$9,425,217

C Tactical Dynamic Fund

Cost of investments	$21,997,112

Gross unrealized appreciation	$2,292,055
Gross unrealized depreciation	(128,683)
Net unrealized appreciation	$2,163,372

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 5/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 5/28/2014

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date 5/28/2014

* Print the name and title of each signing officer under his or her signature.